Income Taxes - Schedule of Income Tax Recognized Directly in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) from operations	$ (1,811)	$ 820